CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions	Attributable to the owner of the parent USD ($)	Invested capital USD ($)	Share capital USD ($)	Share premium USD ($)	Other reserves USD ($)	Retained earnings USD ($)	USD ($)	EUR (€)
Balance at beginning of the year at Dec. 31, 2018	$ 140	$ 148			$ (8)		$ 140
Profit/Loss for the year	(40)	(40)					(40)
Total other comprehensive income(expense) for the year	(44)	(34)			(10)		(44)
Hedging losses transferred to cost of inventory	14				14		14
Increase (decrease) in invested capital	(58)	(58)					(58)
Balance at end of the year at Dec. 31, 2019	12	16			(4)		12
Profit/Loss for the year	111	111					111
Total other comprehensive income(expense) for the year	(48)	(15)			(33)		(48)
Hedging losses transferred to cost of inventory	22				22		22
Increase (decrease) in invested capital	(49)	(49)					(49)
Balance at end of the year at Dec. 31, 2020	48	63			(15)		48
Profit/Loss for the year							(210)	€ (177)
Loss for the period pre AMP Transfer	(74)	(74)					(74)
Total other comprehensive income(expense) for the year							179
Total other comprehensive income for the period pre AMP Transfer	66	11			55		66
Hedging losses transferred to cost of inventory					(6)
Hedging gains transferred to cost of inventory pre AMP Transfer	(6)				(6)		(6)
Capital contribution (note 19)	113				113		113
Increase (decrease) in invested capital	176	176					176
AMP Transfer (note 24)	(1,112)	$ (176)	$ 6	$ 4,982	(5,924)		(1,112)
Business Combination (note 24)	1,175		1	1,010	164		1,175
Loss for the period post AMP Transfer	(136)					$ (136)	(136)
Total other comprehensive income for the period post AMP Transfer	113				97	16	113
Hedging gains transferred to cost of inventory post AMP Transfer	(77)				(77)		(77)
Balance at end of the year at Dec. 31, 2021	$ 286		$ 7	$ 5,992	$ (5,593)	$ (120)	$ 286	€ 253